Related parties	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related parties
28.	Related parties

Parent and ultimate controlling party

There is no single ultimate controlling party. The shares of the Company are widely held.

Transactions with key management personnel

Board members of the Company, executive officers and top managers of major Group’s entities are deemed to be key management personnel.   There were no other transactions with key management personnel other than their respective compensation.

Key management personnel compensation

In addition to their salaries, the Company also provides non-cash benefits to board members and executive officers.

Executive officers also participate in the Company’s stock option and performance contingent restricted share unit and performance share unit plans and board members are entitled to deferred share units, as described in note 21. Costs incurred for key management personnel in relation to these plans are detailed below.

Key management personnel compensation comprised:

	2020	2019
Short-term benefits	13,906	11,244
Post-employment benefits	704	645
Equity-settled share-based payment transactions	4,627	3,700
Cash-settled share-based payment transactions	1,086	1,107
	20,323	16,696